Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-Current Assets	$ 3,912.8	$ 3,049.7
Gross Revenue	7,500.0	6,479.6
Canada
Disclosure of geographical areas [line items]
Non-Current Assets	692.3	541.0
Gross Revenue	1,665.5	1,426.5
United States
Disclosure of geographical areas [line items]
Non-Current Assets	2,020.7	1,848.9
Gross Revenue	4,113.6	3,634.5
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	367.0	163.2
Gross Revenue	589.3	411.6
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	339.3	338.3
Gross Revenue	415.2	453.3
Other geographies
Disclosure of geographical areas [line items]
Non-Current Assets	493.5	158.3
Gross Revenue	$ 716.4	$ 553.7